Income Taxes - Summary of net operating loss carryforwards (Details) $ in Millions	Dec. 31, 2022 USD ($)
Income Taxes
Net operating loss carryforwards	$ 1,762
2023-2027
Income Taxes
Net operating loss carryforwards	31
2028-2032
Income Taxes
Net operating loss carryforwards	28
2033-2042
Income Taxes
Net operating loss carryforwards	$ 13